Organization and Significant Accounting Policies - Schedule of Financial Liabilities Measured on a Recurring Basis (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities - warrant instruments	$ 1,891,704	$ 1,857,252
Derivative liabilities	1,891,704	1,857,252	[1]
Markets For Identical Assets (Level 1) [Member]
Derivative liabilities - warrant instruments
Other Observable Inputs (Level 2) [Member]
Derivative liabilities - warrant instruments
Significant Unobservable Inputs (Level 3) [Member]
Derivative liabilities - warrant instruments	1,891,704	1,857,252
Derivative liabilities	$ 1,891,704	$ 1,857,252

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis